Accumulated Other Comprehensive Income - Schedule of Changes in Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ 3,606	$ 21,855	$ (2,565)	$ 18,788	$ 18,788
Net unrealized holdings gain (loss) arising during the period, Before tax	11,412	(11,898)	16,580	(7,674)	(12,970)	30,483
Amounts reclassified to (gain) loss on investment securities, Before tax	(1,705)	(1,881)	(702)	(3,038)	(8,382)	5,789
Balance at end of period	13,313	8,076	13,313	8,076	(2,565)	18,788
Other comprehensive income (loss)					(21,352)	36,272
Balance at beginning of period	(1,390)	(8,432)	990	(7,248)	(7,248)
Net unrealized holdings gain (loss) arising during the period, Tax effect	(4,404)	4,590	(6,397)	2,960	5,003	(11,759)
Amounts reclassified to (gain) loss on investment securities, Tax effect	658	726	271	1,172	3,234	(2,223)
Balance at end of period	(5,136)	(3,116)	(5,136)	(3,116)	990	(7,248)
Other comprehensive income (loss)					8,237	(13,992)
Balance at beginning of period	2,216	13,423	(1,575)	11,540	11,540
Net unrealized holdings gain (loss) arising during the period, Net of tax	7,008	(7,308)	10,183	(4,714)	(7,967)	18,724
Amounts reclassified to (gain) loss on investment securities, Net of tax	(1,047)	(1,155)	(431)	(1,866)	(5,148)	3,556
Balance at end of period	8,177	4,960	8,177	4,960	(1,575)	11,540
Other comprehensive income (loss)	5,961	(8,463)	9,752	(6,580)	(13,115)	22,280
Scenario, Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified to (gain) loss on investment securities, Tax effect						$ (2,233)